LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Net loss attributable to Concord Medical Services Holdings Limited	(489,661)	(297,658)	(308,243)	(42,228)
Accretion of contingently redeemable noncontrolling interests	—	—	—	—
Numerator for EPS computation	(489,661)	(297,658)	(308,243)	(42,228)

	For the Years Ended December 31
	2022		2023		2024		2024
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Numerator
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share – basic and diluted	(318,582)	(171,079)	(193,661)	(103,997)	(200,548)	(27,474)	(107,695)	(14,754)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share – basic and diluted	85,265,910	45,787,948	85,265,910	45,787,948	85,265,910	85,265,910	45,787,948	45,787,948
Loss per share – basic and diluted	(3.74)	(3.74)	(2.27)	(2.27)	(2.35)	(0.32)	(2.35)	(0.32)